FINANCIAL INSTRUMENTS AND RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT
FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

NOTE 43 - FINANCIAL INSTRUMENTS AND RISK MANAGEMENT

43.1- Capital risk management

The Company’s objectives when managing its capital are to safeguard the Company’s ability to continue to offer returns to shareholders and benefits to other interested parties, in addition to pursuing an ideal capital structure to reduce this cost. The acquisitions and sales of financial assets are recognized on the trade date.

In order to maintain or adjust the capital structure, the Company may review the dividend payment policy, return capital to shareholders, or even issue new shares or sell assets to reduce, for example, the level of indebtedness.

The Company monitors capital based on the financial leverage ratio. This index corresponds to the net exposure divided by the total capital. Financial leverage, in turn, corresponds to the total of loans, financing and short and long-term debentures, see note 26, subtracted from the amount of cash and cash equivalents and securities - TVM (without considering restricted cash and restricted TVM), see notes 6 and 8. Total capital is determined by adding net equity, as demonstrated in the consolidated balance sheet, to the net debt.

	12/31/2022	12/31/2021
Total loans, financing and debentures	59,106,522	44,015,645
(-) Marketable securities	(12,611,302)	(15,873,853)
Cash and Cash Equivalents	(10,739,126)	(192,659)
Net debt	35,756,094	27,949,133
(+) Total Shareholders' Equity	111,028,636	76,416,764
Total Capital	146,784,730	104,365,897
Financial Leverage Index	24%	27%

43.2 - Classification by category of financial instruments

The carrying amounts of certain financial assets and liabilities represent a reasonable approximation of fair value. The Company uses the following classification to classify its financial instruments and their respective levels:

	Level	12/31/2022	12/31/2021
FINANCIAL ASSETS
Amortized cost		21,874,736	21,126,404
Cash and cash equivalents		10,739,126	192,659
Customers		5,497,979	6,088,056
Reimbursement rights		2,952,397	6,396,234
Receivables - ENBPAR		1,264,059	—
Loans and Financing		1,021,645	5,843,527
Financial Assets - Itaipu		389,438	428,865
Marketable Securities		10,092	4,901
Financial Assets - Generation		—	2,172,162

Fair value through profit or loss		13,588,072	19,268,020
Marketable Securities	2	12,601,210	15,868,952
Derivative Financial Instruments	2	986,862	1,343,355
Decommissioning Fund	2	—	2,055,713

Fair value through other comprehensive income		1,761,258	1,878,609
Investments (Equity Holdings)	1	1,761,258	1,878,609

FINANCIAL LIABILITIES
Amortized cost		103,279,464	51,898,760
Loans, financing and debentures		59,106,522	44,015,645
Obligations of Law No. 14,182/2021		36,659,454	—
Suppliers		3,517,173	4,048,087
Reimbursement obligations		1,912,423	859,003
Shareholder remuneration		924,644	1,406,890
Leases		753,168	903,484
Concessions payable UBP		406,080	87,025
Financial liabilities - Itaipu		—	578,626

Level 1 - quoted prices (not adjusted) in active, liquid and visible markets for identical assets and liabilities that are accessible on the measurement date;

Level 2 - quoted prices (which may or may not be adjusted) for similar assets or liabilities in active markets, other unobservable inputs at level 1, directly or indirectly, under the terms of the asset or liability; and

Level 3 - assets and liabilities whose prices do not exist or where these prices or valuation techniques are supported by a small or non-existent, unobservable or liquid market. At this level, the estimate of fair value becomes highly subjective.

The fair value of financial instruments traded in active markets is based on market prices, quoted on the balance sheet date. A market is seen as active if quoted prices are readily and regularly available from a stock exchange, distributor, broker, industry group, pricing service or regulatory agency. And prices represent real market transactions that regularly occur on a purely commercial basis.

The quoted market price used for financial assets held by the Company and its subsidiaries is the current competitive price. These instruments are included in Level 1. These instruments are included in Level 1. The instruments included in Level 1 mainly comprise equity investments classified as fair value through profit or loss or through other comprehensive income previously classified as securities for trading or available for sale.

The fair value of financial instruments that are not traded on active markets (for example, over-the-counter derivatives) is determined using valuation techniques. These valuation techniques maximize the use of data adopted by the market where they are available and rely as little as possible on the entity’s specific estimates. If all relevant information required for the fair value of an instrument is adopted by the market, the instrument will be included in Level 2.

Specific valuation techniques used to value financial instruments (level 2) include:

●	Quoted market prices or quotes from financial institutions or brokers for similar instruments;
●	The fair value of interest rate swaps is calculated at the present value of estimated future cash flows based on yield curves adopted by the market; and
●	The fair value of future exchange contracts is determined based on future exchange rates at the balance sheet date, with the resulting value discounted to present value.

43.3 - Financial risk management

In carrying out its activities, the Company is impacted by risk events that may compromise its strategic objectives. Risk management has aims to anticipate and minimize the adverse effects of such events on the Company’s business and economic-financial results.

For the management of financial risks, the Company has defined operational and financial policies and strategies, approved by internal committees and by management, which aim to provide liquidity, security and profitability to its assets and maintain the levels of indebtedness and debt profile defined for the flows economic-financial aspects.

The sensitivity analyzes below were prepared with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. These are, therefore, projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

The main financial risks identified in the risk management process are:

43.3.1 - Exchange rate risk

This risk arises from the possibility that the Company may have its economic and financial statements impacted by fluctuations in exchange rates. The Company is exposed to financial risks that cause volatility in its results as well as in its cash flow. The Company has exposure between assets and liabilities indexed to foreign currency, especially the US dollar.

The Company has a Financial Hedge Policy, where the objective is to monitor and mitigate exposure to market variables that impact assets and liabilities of Eletrobras and its subsidiaries, reducing the effects of undesirable fluctuations of these variables in their financial statements.

The aforementioned policy, therefore, aims at ensuring that the Company’s results faithfully reflect its real operating performance and that its projected cash flow is less volatile.

Considering the different ways of hedging the mismatches presented by the Company, the Policy lists a scale of priorities, prioritizing the structural solution, and only for the residual cases, adoption of operations with derivative financial instruments.

Transactions with financial derivatives, when carried out, cannot characterize financial leverage or credit granting operations to third parties.

(a)	Composition of foreign currency balances and sensitivity analysis

Exchange rate appreciation risk

		Balance on 12/31/2022		Effect on income
		Foreign		Scenario I -	Scenario II	Scenario III
		currency	Real	Probable 2023¹	(+25%)¹	(+50%)¹
	Loans, financing and debentures	(1,400,514)	(7,307,464)	66,807	(1,743,358)	(3,553,522)
USD	Receivables - ENBPAR	242,264	1,264,059	(11,554)	301,572	614,698
	NOTE 11 - FINANCING AND LOANS RECEIVABLE	16,125	84,133	(767)	20,075	40,916
	Financial assets -Itaipu	74,638	389,438	(3,560)	92,910	189,380
	Impact on income	(1,067,487)	(5,569,834)	50,926	(1,328,801)	(2,708,528)

EURO	Loans, financing and debentures	(42,077)	(234,343)	(597)	(59,333)	(118,068)
	Impact on income	(42,077)	(234,343)	(597)	(59,333)	(118,068)

Impact on income of exchanges rates				50,329	(1,388,134)	(2,826,596)

(¹) Assumptions adopted:			12/31/2022	Probable	+25%	+50%
	USD		5.22	5.17	6.46	7.76
	EURO		5.57	5.58	6.98	8.38

43.3.2 - Interest rate risk

a)	National indexes

Interest rate appreciation risk

			Effect on income
		Balance on	Scenario I	Scenario II	Scenario III
		12/31/2022	- Probable 2023[1]	(+25%)[1]	(+50%)[1]
CDI	Loans, financing and debentures	(17,879,505)	(2,083,277)	(2,604,096)	(3,124,915)
	Impact on income	(17,879,505)	(2,083,277)	(2,604,096)	(3,124,915)

SELIC	Loans, financing and debentures	(4,329,336)	(508,697)	(635,871)	(763,045)
	AIC Reimbursement	505,992	59,454	74,318	89,181
	Impact on income	(3,823,344)	(449,243)	(561,553)	(673,864)

TJLP	Loans, financing and debentures	(1,500,325)	(107,229)	(134,036)	(160,844)
	Impact on income	(1,500,325)	(107,229)	(134,036)	(160,844)

IGPM	Leases	(753,168)	(33,238)	(41,548)	(49,857)
	FINANCING AND LOANS RECEIVABLE	270,158	11,922	14,903	17,884
	Impact on income	(483,010)	(21,316)	(26,645)	(31,973)

	Obligations of Law No. 14,182/2021	(36,659,454)	(1,737,174)	(2,171,467)	(2,605,761)
IPCA	Loans, financing and debentures	(24,649,296)	(1,168,051)	(1,460,064)	(1,752,077)
	Right of reimbursement	2,446,405	115,927	144,909	173,891
	NOTE 11 - FINANCING AND LOANS RECEIVABLE	10,961	519	649	779
	Impact on income	(58,851,384)	(2,788,779)	(3,485,973)	(4,183,168)

Impact on income of exchanges rates			(5,449,844)	(6,812,303)	(8,174,764)

(1) Assumptions adopted:		12/31/2022	Likely	+25%	+50%
	CDI	13.65%	11.65%	14.56%	17.48%
	Interest rate (specify)	13.75%	11.75%	14.69%	17.63%
	TJLP	7.20%	7.15%	8.93%	10.72%
	IGPM	5.44%	4.41%	5.52%	6.62%
	IPCA	5.58%	4.74%	5.92%	7.11%

43.3.3 - Credit risk

This risk results from the possibility that Eletrobras and its subsidiaries might incur losses resulting from the difficulty in executing their client receivables and other credits.

Through its subsidiaries, Eletrobras operates in the electricity generation and transmission markets supported by contracts signed in the regulated and free energy environments. The Company seeks to minimize its credit risks through collateral including receivables from their clients and, where applicable, through bank guarantees.

The Company has a policy for the accreditation of financial institutions for the purposes of executing derivative transactions. This policy defines criteria regarding the size, rating, and expertise in the derivative market, to select the institutions that will be able to enter into transactions with the Company.

Additionally, the Company is exposed to the risk of credit in connection with financial guarantees granted to financial institutions. The Company’s exposure corresponds to the maximum amount to be paid if the guarantee is executed. See note 26.2.

43.3.4 - Liquidity risk

The liquidity needs of the Company and its subsidiaries are the responsibility of the financial and fundraising areas, which work in line with the permanent monitoring of short-, medium- and long-term cash flows, planned and realized, seeking to avoid possible mismatches and consequent losses and guarantee liquidity requirements for operational needs.

The tables below analyze the non-derivative financial liabilities of the Company, by maturity range, for the period remaining on the balance sheet until the final contractual date. Contractual maturity is based on the most recent date the Company must settle obligations and includes the corresponding related contract interest, if any.

	12/31/2022
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	19,407,655	23,277,701	22,324,186	93,128,374	158,137,917
Obligations of Law No. 14,182/2021	1,486,080	2,094,252	9,931,788	65,206,735	78,718,856
Loans, financing and debentures	11,305,856	20,906,210	12,091,000	27,503,632	71,806,698
Suppliers	3,517,173	—	—	—	3,517,173
Reimbursement Obligations	1,912,423	—	—	—	1,912,423
Shareholder remuneration	924,644	—	—	—	924,644
Leases	227,819	238,099	219,053	88,490	774,461
Concessions payable UBP	33,660	38,140	82,345	329,517	483,662

	31/12/2021
	Nominal payment flow
	Up to 1 year	From 1 to 2 Years	From 2 to 5 Years	Over 5 Years	Total
FINANCIAL LIABILITIES (Current / Non-Current)
Measured at Amortized Cost	14,802,340	9,068,371	20,021,202	19,627,075	63,518,988
Loans, financing and debentures	9,674,220	8,693,204	19,650,487	19,413,779	57,431,690
Suppliers	4,031,532	16,555	—	—	4,048,087
Reimbursement Obligations	859,003	—	—	—	859,003
Leases	232,215	351,395	355,101	75,248	1,013,959
Concessions payable UBP	5,370	7,217	15,614	138,048	166,249

43.4 - Sensitivity analysis of derivative financial instruments

The following analysis estimates the potential value of instruments in hypothetical stress scenarios of the main market risk factors that impact derivative financial instruments.

●	Probable: The probable scenario was defined as the fair value of derivatives as of December 31, 2022.
●	Scenario I and II: Estimated fair value considering a deterioration of 25% and 50%, respectively, in the associated risk variables; and
●	Scenario III and IV: Estimated fair value considering an appreciation of 25% and 50%, respectively, in the associated risk variables.

Embedded derivative	Possible	Scenario I	Scenario II	Scenario III	Scenario IV
Electricity supply	986,862	740,147	493,431	1,233,578	1,480,293

Sensitivity analyzes were prepared with the objective of measuring the impact of changes in market variables on each of the Company’s financial instruments. Therefore, these are projections based on assessments of macroeconomic scenarios, which does not mean that the transactions will have the values presented in the analysis period considered.

43.4.1 - Electricity supply

This derivative financial instrument refers to a long-term contract for the supply of electricity with Alumínio Brasileiro S.A. – Albrás, the revenue from this long-term contract is associated with the payment of a premium linked to the international price of aluminum, quoted on the London Metal Exchange – LME), this calculation includes the concept of cap and floor band related to the price of aluminum quoted on the LME, whose sensitivity analyzes of the energy supply contracts of electro-intensive consumers were carried out.

The premium arising from the energy sale contract, evaluated its characteristics, can be considered as a component of a hybrid (combined) contract, which includes a non-derivative contract that houses it. This premium is part of the main contract and has specific correction characteristics associated with the fluctuation of the price of aluminum in the international market and also by the variation in the dollar price. Thus, the premium is considered an embedded derivative, as its pricing derives from the price of aluminum which is defined in this case as the basic asset, also known as the underlying asset.

The contract entered with Albrás has an initial date of July 1, 2004 and its maturity is December 31, 2024. The average contracted volume was 750 MW and increased to 800MW after January 2007.

The calculation of the contract premium includes the concept of cap and floor band related to the price of aluminum quoted in the LME. The maximum and minimum price limits on the LME are US$ 2,773.21/ton and US$ 1,450.00/ton, respectively.

Thus, a variation on the price of the premium earned was sensitized to such hybrid contracts, see item 43.4. The volatility components of the premium are basically: price of primary aluminum in the LME, foreign exchange and CDI.

The premium calculated for 2022 is R$986,862, a devaluation of R$356,493 compared to 2021, which had a calculated premium of R$1,343,355 and can be explained mainly by the reduction in the expected LME price for the next 24 months (average of the projected LME price: (12-2022: US$2,480.86/ 12-2021: US$2,815.36).

Accounting Policy

Recognition and measurement

Financial assets and liabilities are recognized when Eletrobras, or one of its subsidiaries, is part of the contractual provisions of the instrument.

Financial assets and liabilities are initially recognized at fair value and, subsequently, measured at amortized cost or fair value, according to the rules of IFRS 9 – Financial Instruments.

Transaction costs directly attributable to the acquisition or issue of financial assets and liabilities (except for financial assets and liabilities recognized at fair value in profit or loss) are added to or deducted from the fair value of financial assets or liabilities, if applicable, after initial recognition.

Transaction costs directly attributable to the acquisition of financial assets and liabilities at fair value through profit or loss are immediately recognized in the income statement.

●	Financial assets

All regular purchases or sales of financial assets are recognized and written off on the trade date. Regular purchases or sales correspond to purchases or sales of financial assets that require the delivery of assets within the term established by market standard or practice.

All recognized financial assets are initially recognized at fair value and, subsequently, measured in full at amortized cost or fair value, depending on the classification of financial assets.

a) A financial asset is measured at amortized cost if it meets both of the following conditions and is not designated as measured at Fair Value Profit and Loss (FVPL):

●	It is maintained within a business model with the objective to maintain financial assets receive contractual cash flows; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

b) A debt instrument is measured at Fair Value through Other Comprehensive Income – FVOCI if meet both of the following conditions and is not designated as measured to the FVPL:

●	It is maintained within a business model that has the objective of achieving and receiving contractual cash flows and the sale of financial assets; and
●	Its contractual terms generate, on specific dates, cash flows that are related only to the payment of the principal amount and interest on the principal amount outstanding.

Upon initial recognition of an investment in an equity instrument that is not held for trading, the Company may irrevocably elect to present subsequent changes in the fair value of the investment in Other comprehensive profits and losses. That choice is made investment by investment.

c) Financial assets not classified as measured at amortized cost or at FVOCI, as described above, are classified as measured at fair value through profit or loss. Upon initial recognition, the Company may irrevocably designate a financial asset that otherwise meets the requirements to be measured at amortized cost or FVOCI as well as FVPL if this eliminates or significantly reduces an accounting mismatch that would otherwise arise.

Business model assessment

The Company carries out an assessment of the objective of the business model in which a financial asset is kept in the portfolio because it better reflects the way in which the business is managed and the information is provided to Management.

Valuation on contractual cash flows

For the purposes of assessing whether the contractual cash flows are only payment of principal and interest, the principal is defined as the fair value of the financial asset upon initial recognition. Interest is defined as a consideration for the time value of money and for the credit risk associated with the principal outstanding over a given period of time and for the other basic risks and costs of borrowing.

The Company considers the contractual terms of the instrument to assess whether the contractual cash flows are composed only of payments of principal and interest. This includes assessing whether the financial asset contains a contractual term that could change the timing or the value of contractual cash flows so that it would not meet this condition.

●	Financial liabilities

Financial liabilities, which include loans and financing, suppliers and other accounts payable, are initially measured at fair value and subsequently at amortized cost using the effective interest method. Interest expenses, foreign exchange gains and losses are recognized in the income statement.

The effective interest method is used to calculate the amortized cost of a financial liability and to allocate its interest expense over the respective period. The effective interest rate is the rate that exactly discounts estimated future cash flows (including fees and premiums paid or received that form an integral part of the effective interest rate, transaction costs and other premiums or discounts) over the estimated life of the financial liability or, when appropriate, for a shorter period, for the initial recognition of the net book value. The Company writes off financial liabilities only when the Company’s obligations are extinguished and canceled or when they expire.

Financial guarantee contracts:

Financial guarantee contract consists of a contract that requires the issuer to make specified payments in order to reimburse the holder for loss that it incurs due to the fact that the specified debtor fails to make the payment on the scheduled date, in accordance with the initial or changed conditions of instrument of debt.

These estimates are defined based on the experience and judgment of the Company’s management. The fees received are recognized based on the straight-line method over the life of the guarantee, see note 26.2. Any increase in obligations in relation to guarantees is shown, when incurred, in operating expenses, see note 40.

Derivative financial instruments:

The Company has derivative financial instruments to manage its exposure to interest rate and exchange rate risks, including interest rate swap contracts.

Derivatives are initially recognized at fair value, on the contracting date, and are subsequently remeasured at fair value at the end of the year. Any gains or losses are immediately recognized in income, unless the derivative is designated and effective as a hedging instrument; in this case, the timing of recognition in profit or loss depends on the nature of the hedging relationship.

Hedge Accounting:

The Company has a hedge accounting policy and the derivative financial instruments designated in hedge operations are initially recognized at fair value, on the date the derivative contract is contracted, and are subsequently revalued at fair value.

Derivatives are presented as financial assets when the fair value of the instrument is positive, and as financial liabilities when the fair value is negative.